SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company has been concentrated on developing treatments for cancers caused by dysregulated gene expression. The current pipeline consists of two small molecule drugs: (1) SP-3164, a targeted protein degrader, and (2) seclidemstat (“SP-2577”), a targeted protein inhibitor. The Company does not have any revenue generating products.
For the year ended December 31, 2024 and December 31, 2023, the Company identified one operating and reportable segment relating to its operations. The Company defines its operating segment based on internally reported financial information that is regularly reviewed by the Chief Operating Decision Maker (the CODM), its
Chief Executive Officer. The CODM reviews the segment’s loss based on net loss reported on the consolidated statement of operations.
The Company’s CODM views specific categories within research and development expenses and general and administrative expenses as significant given the direct correlation between cash burn as a pre-revenue company. The table below is a summary of the segment loss, including significant segment expenses:

	Year Ended December 31
	2024	2023
Expenses:
Research and development:
SP-3164	$345,580	$4,129,308
SP-2577	424,447	3,044,439
General and administrative:
Professional services and Consulting	2,692,815	2,456,319
Personnel cost	1,472,811	1,658,839
Facility cost and other	798,663	1,606,039
Loss from operations	5,734,316	12,894,944
Interest income (expense), net	158,539	352,251
Net loss	$5,575,777	$12,542,693